Leases - Schedule of Financing Lease Right-of-use Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Finance lease right-of-use assets	$ 41	$ 80	$ 80
Depreciation of finance lease right-of-use assets	(15)		(39)
Finance lease right-of-use assets	26		41	$ 80
Finance lease liabilities	41	86	86
Principal payments on finance lease liabilities as of September 30, 2020	(14)	$ (39)	(45)	(249)
Finance lease liabilities	27		41	86
Less non-current portion	(4)		(20)	(41)
Current portion	$ 23		$ 21	$ 45